UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

FORM N-Q

DECEMBER 31, 2004

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Alabama - 1.9%
$2,000,000	F-1+**	Auburn AL IDB Donaldson Co. Project 2.10% VRDO AMT	$2,000,000
3,000,000	A-1+	Birmingham AL Airport Authority SGA-47 MBIA-Insured PART 2.02% VRDO	3,000,000
6,000,000	A-1+	Decatur AL IDR NEO Industries Project Series 1998 2.13% VRDO AMT	6,000,000
7,000,000	A-1+	Huntsville Carlton Cove AL Carlton Cove Inc. Project Series D 2.00% VRDO	7,000,000
7,250,000	A-1	Huntsville-Redstone Village Special Care Series D 2.01% VRDO	7,250,000
		Jefferson County AL Sewer Revenue:
6,475,000	A-1+	Series A FGIC-Insured 2.00% VRDO	6,475,000
		XLCA-Insured:
25,000,000	A-1+	Series B-3 2.00% VRDO	25,000,000
34,500,000	A-1+	Series C-2 1.99% VRDO	34,500,000
25,000,000	A-1+	Series C-6 1.99% VRDO	25,000,000
10,000,000	A-1+	Stevenson AL IDB Mead Corp. Project Series A 2.03% VRDO AMT	10,000,000

			126,225,000

Alaska - 0.2%
11,215,000	A-1+	Alaska HFA Series 1999-B PART 2.14% VRDO AMT	11,215,000
1,400,000	A-1+	Alaska HFC Governmental Purpose University of Alaska Series A 2.03% VRDO	1,400,000

			12,615,000

Arizona - 0.8%
		Apache County AZ IDR PCR Tucson Electric Power Co.:
4,800,000	A-1	Series 83-A 2.00% VRDO	4,800,000
1,800,000	A-1+	Series 83-B 2.02% VRDO	1,800,000
1,450,000	A-1+	Arizona Health Facilities Authority Hospital Systems Revenue Northern Arizona Healthcare Series B 2.00% VRDO	1,450,000
8,100,000	A-1+	Maricopa County AZ IDA MFH San Miguel Apartments Project FNMA-Insured 2.03% VRDO AMT	8,100,000
		Phoenix AZ Civic Improvement Waste Water Revenue TECP:
6,000,000	A-1+	1.33% due 2/15/05	6,000,000
10,000,000	A-1+	1.68% due 1/14/05	10,000,000
4,000,000	A-1+	Phoenix AZ IDA Valley of the Sun YMCA 2.22% VRDO	4,000,000
15,000,000	F-1+**	Temple AZ IDA Friendship Village Project Series C 2.00% VRDO	15,000,000

			51,150,000

California - 1.7%
26,750,000	SP-1	California State RAN Series A 3.00% due 6/30/05	26,912,997
34,685,000	A-1+	East Bay MUD Wastewater Series B 1.92% VRDO	34,685,000
23,725,000	A-1+	Metropolitan Water District of Southern California Series A-1 1.95% VRDO	23,725,000
25,000,000	SP-1+	Sacramento County TRAN 3.00% due 7/11/05	25,171,864

			110,494,861

Colorado - 2.7%
8,990,000	A-1	Adams County CO School District GO MSTC Series 2002-9050 FSA-Insured PART 2.04% VRDO (b)	8,990,000
18,855,000	A-1	Colorado Health Facilities Authority Bethesda Living Centers Project 2.00% VRDO	18,855,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Colorado - 2.7% (continued)
		Colorado HFA MFH:
$1,080,000	A-1+	Huntersridge Series 96-E FNMA-Insured 1.98% VRDO	$1,080,000
2,700,000	A-1+	Series B-3 Class 1 FHLB-Insured 2.03% VRDO AMT	2,700,000
		Colorado Regional Transportation District Series 2001A TECP:
20,000,000	A-1+	1.30% due 2/2/05	20,000,000
10,000,000	A-1+	1.23% due 2/7/05	10,000,000
5,000,000	A-1+	1.90% due 4/7/05	5,000,000
3,150,000	A-1+	Colorado Springs The Colorado College 1.99% VRDO	3,150,000
70,000,000	SP-1+	Colorado State General Fund TRAN 3.00% due 6/27/05	70,470,658
12,800,000	VMIG 1*	Colorado Student Loan Authority AMBAC-Insured Series 1990-A 2.03% VRDO AMT	12,800,000
11,820,000	A-1+	E-470 Public Highway Authority Vehicle Registration Fee MBIA-Insured 1.98% VRDO	11,820,000
9,800,000	VMIG 1*	Lowry Economic Redevelopment Authority Series A 2.00% VRDO	9,800,000

			174,665,658

Connecticut - 0.0%
2,000,000	VMIG 1*	South Central CT Regional Water Authority MBIA-Insured 1.98% VRDO	2,000,000

Delaware - 0.2%
1,400,000	A-1+	Delaware State EDA St. Andrews School Project 2.00% VRDO	1,400,000
7,000,000	NR†	Sussex County DE Perdue Farms Inc. Project 2.11% VRDO AMT	7,000,000
7,950,000	A-1+	University of Delaware Series A 1.98% VRDO	7,950,000

			16,350,000

District of Columbia - 3.0%
73,485,000	A-1+	District of Columbia GO Series C FGIC-Insured 1.98% VRDO	73,485,000
		District of Columbia Revenue:
3,000,000	A-1	American Society Microbiology Series 99-A 1.99% VRDO	3,000,000
20,500,000	A-1	American University 1.98% VRDO	20,500,000
30,225,000	A-1+	JFK Center for Performing Arts AMBAC-Insured 1.98% VRDO	30,225,000
13,970,000	VMIG 1*	National Public Radio Inc. 2.00% VRDO	13,970,000
22,600,000	A-1+	Smithsonian Institute Series B 1.97% VRDO	22,600,000
11,000,000	VMIG 1*	St. Patrick’s Episcopal 2.00% VRDO	11,000,000
6,590,000	A-1	Trinity College 1.99% VRDO	6,590,000
11,550,000	A-1+	Metropolitan Washington DC Airport Authority Series C FSA-Insured 2.00% VRDO AMT	11,550,000

			192,920,000

Florida - 4.5%
		Broward County FL HFA MFH:
3,450,000	A-1+	Fisherman’s Landing Project 2.00% VRDO	3,450,000
3,000,000	A-1+	Margate Investments Project FHLB 2.00% VRDO	3,000,000
1,000,000	VMIG 1*	Sawgrass Pines Apartments Project Series A 2.05% VRDO AMT	1,000,000
10,000	A-1+	Charlotte County FL Utilities Series A FSA-Insured 1.99% VRDO	10,000
7,000,000	A-1+	City of Jacksonville Series A 1.83% due 2/23/05 TECP	7,000,000
5,405,000	VMIG 1*	Clay County FL HFA MFH Nassau Club Apartments 2.05% VRDO AMT	5,405,000
4,200,000	A-1+	Duval County FL HFA MFH Glades Apartments FNMA 2.00% VRDO	4,200,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Florida - 4.5% (continued)
$6,000,000	A-1+	Duval County FL MFH Lighthouse Bay Apartments 2.00% VRDO	$6,000,000
4,090,000	A-1+	Florida HFA MFH Series 83-G 2.00% VRDO	4,090,000
		Florida Local Government Finance Commission TECP:
4,000,000	A-1	1.85% due 1/12/05	4,000,000
6,929,000	A-1	1.70% due 1/13/05	6,929,000
2,655,000	A-1	1.83% due 2/1/05	2,655,000
20,000,000	A-1	1.86% due 2/9/05	20,000,000
10,000,000	A-1	1.80% due 3/2/05	10,000,000
22,975,000	A-1	1.80% due 3/9/05	22,975,000
8,625,500	A-1	1.86% due 4/1/05	8,625,500
32,623,000	A-1	1.90% due 4/6/05	32,623,000
14,750,000	A-1	Highlands County FL Health Facilities Authority Adventist Health System Series A 2.00% VRDO	14,750,000
3,200,000	A-1+	Hillsborough County FL Petroleum Packers Project 2.07% VRDO AMT	3,200,000
20,000,000	A-1	Jacksonville FL Electric Authority Series F 1.90% VRDO	20,000,000
9,350,000	VMIG 1*	Jacksonville FL Sales Tax Munitop Series 2003-6 MBIA-Insured PART 2.03% VRDO (b)	9,350,000
2,630,000	A-1+	Manatee County FL HFA Carriage Club Apartments FNMA-Insured 2.00% VRDO	2,630,000
2,400,000	NR†	Manatee County FL IDR Avon Cabinet Corp. Project 2.10% VRDO AMT	2,400,000
		Miami-Dade FL EFA:
3,880,000	F-1+**	Florida Memorial College Project 2.00% VRDO	3,880,000
7,785,000	A-1+	International University Foundation Project 2.00% VRDO	7,785,000
1,600,000	F-1+**	Miami-Dade FL HFA Ward Towers Assisted Living Series B 2.05% VRDO AMT	1,600,000
6,700,000	NR†	Miami-Dade FL IDA IDR Lawson Industries Inc. Project 2.10% VRDO AMT	6,700,000
4,505,000	Aa2*	Miami Health Facilities Authority Jewish Home & Hospital for the Aged Project 2.00% VRDO	4,505,000
7,700,000	A-1+	Orange County FL Health Facilities Authority Adventist/Sunbelt Health System 2.00% VRDO	7,700,000
19,050,000	A-1+	Orange County FL HFA MFH Post Lake Apartments FNMA-Insured 2.00% VRDO	19,050,000
2,000,000	A-1+	Orange County FL IDA Blood and Tissue Services 2.00% VRDO	2,000,000
13,690,000	F-1+**	Palm Beach County FL Education Facilities Authority Lynn University Project 2.00% VRDO	13,690,000
6,775,000	F-1+**	Palm Beach County FL St. Andrews School of Boca Raton 2.00% VRDO	6,775,000
9,070,000	A-1+	Pasco County FL School Board COP AMBAC-Insured 1.99% VRDO	9,070,000
100,000	A-1+	St. John’s County FL HFA Remington FNMA-Insured 2.00% VRDO	100,000
5,000,000	A-1+	Sunshine State Government Finance Commission 1.79% due 2/8/05 TECP AMT	5,000,000
3,600,000	Aa2*	Tallahassee FL Leon County Civic Center Authority Series B 2.00% VRDO	3,600,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Florida - 4.5% (continued)
$6,000,000	A-1+	West Orange FL Healthcare District Series B 1.95% VRDO	$6,000,000

			291,747,500

Georgia - 6.0%
		Atlanta GA Airport Authority:
		FGIC-Insured:
8,000,000	VMIG 1*	MERLOT Series C Part 2.11% VRDO	8,000,000
9,995,000	A-1	MSTC Series 137 FGIC-Insured PART 2.05% VRDO AMT (b)	9,995,000
		MBIA-Insured:
5,155,000	A-1+	Series B-2 1.98% VRDO	5,155,000
2,000,000	A-1+	Series B-3 1.98% VRDO	2,000,000
1,000,000	A-1+	Series C-2 1.99% VRDO	1,000,000
10,200,000	A-1+	Series C-3 1.99% VRDO	10,200,000
6,750,000	Aa2*	Bibb County GA Development Authority Baptist Village Project 2.00% VRDO	6,750,000
		Burke County GA Oglethorpe Power:
15,254,000	A-1+	PCR Series A AMBAC-Insured 2.00% VRDO	15,254,000
15,675,000	A-1+	Series 98-A 1.70% due 1/7/05 TECP	15,675,000
2,900,000	Aa2*	Carrollton GA IDR Holox Limited Project 2.09% VRDO AMT	2,900,000
		Cobb County GA Development Authority:
5,000,000	VMIG 1*	Boy Scouts of America Atlanta Project 2.00% VRDO	5,000,000
800,000	Aa2*	IDR RLR Industries Inc. Project 2.09% VRDO AMT	800,000
12,000,000	Aa2*	Columbus GA Hospital Authority St. Francis Hospital Inc. Project 2.00% VRDO	12,000,000
		De Kalb County GA Development Authority Revenue:
5,000,000	VMIG 1*	Oglethorpe University Project 2.00% VRDO	5,000,000
1,775,000	VMIG 1*	Woodruff Arts 1.98% VRDO	1,775,000
5,890,000	A-1+	De Kalb GA Egleston Children’s Hospital 1.98% VRDO	5,890,000
400,000	Aa2*	Dodge County GA IDA Sylvan Hardwoods LLC Project 2.09% VRDO AMT	400,000
9,720,000	VMIG 1*	Forsythe County Development Authority Revenue Atlanta YMCA Project 2.00% VRDO	9,720,000
		Fulton County GA Development Authority:
6,835,000	VMIG 1*	Atlanta YMCA Project 2.00% VRDO	6,835,000
26,900,000	Aa2*	Catholic School Properties Inc. 1.99% VRDO	26,900,000
4,180,000	Aa2*	Holy Innocents Episcopal School 2.00% VRDO	4,180,000
1,900,000	Aa2*	IDA Charles Mackarvich Project 2.09% VRDO AMT	1,900,000
1,900,000	Aa2*	Lovett School Project 2.00% VRDO	1,900,000
		Robert W. Woodruff Arts Project:
1,600,000	VMIG 1*	1.98% VRDO	1,600,000
11,505,000	VMIG 1*	Series A 1.99% VRDO	11,505,000
16,000,000	VMIG 1*	Series B 2.00% VRDO	16,000,000
1,700,000	A-1+	Sheltering Arms Project 2.00% VRDO	1,700,000
7,900,000	Aa2*	United Way Metropolitan Atlanta Project 1.99% VRDO	7,900,000
15,000,000	Aa2*	Woodward Academy Inc. Project 2.00% VRDO	15,000,000
1,500,000	A-1+	Fulton County Housing Authority Pathways Home Ownership Program 1.98% VRDO	1,500,000
1,000,000	A-1	Georgia Muni Gas Authority Agency Project Series A 2.00% VRDO	1,000,000
5,010,000	A-1+	Georgia State HFA Series 299 PART 2.08% VRDO	5,010,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Georgia - 6.0% (continued)
$2,200,000	NR†	Georgia State Port Authority Colonels Island Terminal Project 2.09% VRDO AMT	$2,200,000
		Gwinnett County GA Development Authority, Wesleyan School Inc. Project:
10,200,000	VMIG 1*	2.00% VRDO	10,200,000
12,000,000	Aa2*	2.00% VRDO	12,000,000
15,600,000	A-1+	Gwinnett County GA Hospital Authority Revenue Gwinnett Hospital System Inc. Project 2.00% VRDO	15,600,000
1,600,000	Aa2*	Jackson County GA IDA Snider Tire Inc. Project 2.09% VRDO AMT	1,600,000
27,965,000	VMIG 1*	Macon-Bibb County GA Hospital Authority Medical Center of Central Georgia 2.00% VRDO	27,965,000
8,000,000	F-1+**	Medical Center Hospital Authority GA Revenue Spring Harbor at Green Island 2.00% VRDO	8,000,000
5,000,000	A-1+	Metro Atlanta Rapid Transit Authority 1.80% due 4/6/05 TECP	5,000,000
4,715,000	A-1+	Municipal Electric Authority of Georgia MSTC Series SGA-1 MBIA-Insured PART 2.02% VRDO	4,715,000
30,435,000	A-1	Private Colleges & Universities Authority GA Emory University Series SG-146 PART 2.03% VRDO	30,435,000
17,000,000	Aa2*	Rabun County GA Development Authority MFH Nocoochee School Project 2.00% VRDO	17,000,000
5,800,000	A-1	Richmond County GA DFA Educational Facilities St. Mary on the Hill Project 1.99% VRDO	5,800,000
8,345,000	A-1+	Roswell GA Housing Authority Post Canyon Project FNMA-Insured 2.00% VRDO	8,345,000
2,150,000	Aa2*	Screven County GA IDA IDR Sylvania Yarn Systems Inc. Project 2.04% VRDO AMT	2,150,000
		Smyrna GA Housing Authority MFH:
7,000,000	A-1+	Hills of Post Village Project FNMA-Insured 2.00% VRDO	7,000,000
5,500,000	Aa2*	Walnut Grove Project 2.04% VRDO AMT	5,500,000
		Tift County GA IDA IDR:
3,000,000	A-1+	Burlen Corp. Project 2.05% VRDO AMT	3,000,000
3,000,000	Aa2*	Queen Carpet Corp. Project Series A 2.09% VRDO AMT	3,000,000
1,600,000	NR†	Valdosta-Lowndes County GA IDA IDR South Georgia Pecan Co. Project 2.05% VRDO AMT	1,600,000

			391,554,000

Hawaii - 1.0%
		Hawaii State Airport System:
13,500,000	Aaa*	1.95% VRDO	13,500,000
10,225,000	A-1	MSTC Series 146 FGIC-Insured PART 2.05% VRDO AMT	10,225,000
		Honolulu HI City & County GO:
10,845,000	A-1	MSTC Series 2001-119A FSA-Insured PART 2.02% VRDO (b)	10,845,000
33,400,000	A-1+	Series 2001-C FGIC-Insured 2.28% due 12/1/05	33,400,000

			67,970,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Illinois - 9.4%
$6,600,000	VMIG 1*	Bloomington IL Normal Airport Authority 2.00% VRDO	$6,600,000
		Chicago IL Board of Education GO:
28,940,000	Aaa*	MSTC Series 1999-71 FGIC-Insured PART 2.02% VRDO (b)	28,940,000
22,000,000	A-1+	Series E FSA-Insured 2.05% VRDO	22,000,000
		Chicago IL GO FGIC-Insured:
5,090,000	A-1	MSTC Series 9012 PART 2.04% VRDO (b)	5,090,000
25,000,000	A-1+	Series B 2.00% VRDO	25,000,000
15,000,000	A-1+	Series SGA-99 PART 2.02% VRDO	15,000,000
3,400,000	NR†	Chicago IL MFH Revenue Hyde Park Redevelopment Ltd. Project 2.12% VRDO AMT	3,400,000
		Chicago IL O’Hare International Airport:
1,845,000	A-1+	Series 1994-C 2.00% VRDO	1,845,000
9,760,000	A-1	Series 2001-158 AMBAC-Insured PART 2.05% VRDO AMT (b)	9,760,000
		Chicago IL Water Revenue:
46,040,000	VMIG 1*	Munitops Series 1998-4E FGIC-Insured PART 2.03% VRDO (b)	46,040,000
6,000,000	A-1+	Series A 2.00% VRDO	6,000,000
44,900,000	A-1+	Chicago Tax Increment Senior Lien 2.05% VRDO	44,900,000
		Cook County IL GO:
19,657,000	VMIG 1*	Munitops 1998-14 FGIC-Insured 2.04% VRDO (b)	19,657,000
3,500,500	VMIG 1*	Series 458 FGIC-Insured PART 2.03% VRDO	3,500,500
		Cook County IL IDR:
2,000,000	A-1	Kenneth Properties Project 2.08% VRDO AMT	2,000,000
3,855,000	A-1	Little Lady Foods Inc. Project 2.08% VRDO AMT	3,855,000
1,140,000	Aa2*	Crawford County IL Manufacturing Facilities Fair-Rite Products Corp. 2.09% VRDO AMT	1,140,000
		Du Page IL Transportation FSA-Insured PART:
9,995,000	A-1	Series 139 2.02% VRDO	9,995,000
18,010,000	A-1	Series 140 2.02% VRDO	18,010,000
10,000,000	A-1+	Elgin IL Education Facilities Revenue Harvest Christian Academy 2.01% VRDO	10,000,000
		Illinois DFA:
4,600,000	VMIG 1*	Chicago Educational Television Association Series A 2.00% VRDO	4,600,000
13,250,000	A-1+	Evanston Northwestern Series C 2.00% VRDO	13,250,000
4,500,000	A-1+	Glenwood School for Boys 2.00% VRDO IDR:	4,500,000
2,905,000	A-1	6 West Hubbard Street 2.00% VRDO AMT	2,905,000
2,000,000	VMIG 1*	Carmel High School Project 2.00% VRDO	2,000,000
3,400,000	A-1+	Delta-Unibus Corp. Project 2.10% VRDO AMT	3,400,000
15,000	A-1	F.C. Ltd. Partnership Project 2.08% VRDO AMT	15,000
2,105,000	VMIG 1*	Francis W. Parker School Project 1.98% VRDO	2,105,000
4,405,000	A-1	General Converting Inc. Project Series A 2.08% VRDO AMT	4,405,000
5,000,000	A-1	Prairie Packaging Inc. Project 2.08% VRDO AMT	5,000,000
2,930,000	A-1	Profile Packaging Inc. Project 2.08% VRDO AMT	2,930,000
2,700,000	A-1	Universal Press Inc. Project Series A 2.08% VRDO AMT	2,700,000
4,500,000	A-1	Oak Park Resource Corp. Project 2.01% VRDO	4,500,000
21,500,000	A-1+	Palos Community Hospital 2.02% VRDO	21,500,000
5,650,000	A-1+	Rosecrance Inc. Project 2.00% VRDO	5,650,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Illinois - 9.4% (continued)
		Illinois EFA:
$5,000,000	A-1+	Series B 1.98% VRDO	$5,000,000
		University of Chicago:
10,000,000	A-1+	1.65% due 5/25/05 TECP	10,000,000
9,000,000	A-1+	1.65% due 7/28/05 TECP	9,000,000
4,600,000	A-1	Xavier University Project Series A 2.01% VRDO	4,600,000
2,680,000	VMIG 1*	Illinois Financial Authority Revenue Kohl Children’s Museum 2.00% VRDO	2,680,000
2,550,000	A-1	Illinois HDA Community Howard Theater 2.08% VRDO AMT	2,550,000
		Illinois Health Facilities Authority Alexian Brothers Medical
		Center MBIA-Insured TECP:
5,435,000	A-1+	Series 2014 1.77% due 1/6/05	5,435,000
5,600,000	A-1+	Series 2016 1.77% due 1/6/05	5,600,000
		Illinois Health Facilities Authority:
3,070,000	A-1	Chestnut Square Glen Project Series C 2.00% VRDO	3,070,000
12,700,000	A-1	Franciscan Eldercare Project 2.00% VRDO	12,700,000
3,870,000	A-1	Franciscan Eldercare Series C 2.00% VRDO	3,870,000
11,500,000	VMIG 1*	Gottlieb Health Resources Inc. 2.00% VRDO	11,500,000
9,500,000	A-1+	Little Co. of Mary Hospital 2.02% VRDO	9,500,000
12,875,000	A-1	Lutheran St. Ministries Series B 2.00% VRDO	12,875,000
15,000,000	A-1+	Revolving Fund Pooled Loan Series B 1.98% VRDO	15,000,000
18,000,000	A-1+	Rosalind Franklin University 1.98% VRDO	18,000,000
8,280,000	A-1	Series C 2.00% VRDO	8,280,000
1,250,000	A-1+	The Carle Foundation Series B AMBAC-Insured 1.98% VRDO	1,250,000
		Illinois State Toll Highway Authority:
34,300,000	A-1	MSTC Series 1998-67FSA-Insured PART 2.02% VRDO (b)	34,300,000
10,700,000	VMIG 1*	Toll Highway Revenue Series B 1.98% VRDO	10,700,000
		Illinois Student Assistance Commission Student Loan Revenue
		Series A:
4,200,000	VMIG 1*	2.03% VRDO AMT	4,200,000
1,200,000	VMIG 1*	MBIA-Insured 2.05% VRDO AMT	1,200,000
		Lisle IL MFH:
3,500,000	A-1+	Ashley of Lisle Project FHLB-Insured 1.99% VRDO	3,500,000
19,050,000	A-1+	Four Lakes Phase V FNMA-Insured 1.95% VRDO	19,050,000
3,300,000	A-1+	Lockport IL IDR Panduit Corp. Project 2.13% VRDO AMT	3,300,000
1,560,000	A-1	Oak Lawn IL IDR Lavergne Partners Project 2.08% VRDO AMT	1,560,000
5,250,000	Aa2*	Pepkin IL IDR BOC Group Inc. Project 1.99% VRDO	5,250,000
5,425,000	A-1	Plainfield IL IDR PM Venture Inc. Project 2.08% VRDO AMT	5,425,000
4,865,000	NR†	Regional Transportation Authority of Illinois MERLOT Series A-73 MBIA-Insured PART 2.06% VRDO	4,865,000
6,000,000	A-1	University of Illinois CTFS MSTC Series 9031 PART 2.04% VRDO (b)	6,000,000
10,300,000	A-1+	University of Illinois Health Services Facilities Systems Series B 1.98% VRDO	10,300,000

			612,752,500

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Indiana - 4.6%
$1,085,000	Aa2*	Bluffton IN IDR Snider Tire Inc. Project 2.09% VRDO AMT	$1,085,000
3,850,000	VMIG 1*	Columbus IN EDR Waters Edge Apartments 2.05% VRDO AMT	3,850,000
4,100,000	P-1*	Fort Wayne IN EDR Technology Project 2.03% VRDO AMT	4,100,000
21,980,000	A-1	Fort Wayne IN Hospital Authority Ancilla Systems Inc. Series 19 MBIA-Insured ETM PART 2.00% VRDO	21,980,000
2,671,000	VMIG 1*	Franklin IN EDR Pedcor Investments 2.07% VRDO AMT	2,671,000
		Indiana Bond Bank:
28,000,000	SP-1+	Midyear Funding Program Series A 2.50% due 1/26/05	28,019,499
51,900,000	SP-1+	Series A 2.00% due 1/25/05	51,920,472
		Indiana Health Facilities Finance Authority:
10,000,000	A-1+	Ascension Health System 1.73% due 7/5/05	10,000,000
19,100,000	A-1	Baptist Homes of Indiana 2.00% VRDO	19,100,000
25,050,000	A-1+	Community Hospital Project Series B 2.00% VRDO	25,050,000
10,765,000	A-1	Franciscan Eldercare Project Series B 2.00% VRDO	10,765,000
9,600,000	A-1	Hartsfield Village Project 2.00% VRDO	9,600,000
4,000,000	A-1+	Margaret Mary Community Hospital 2.27% VRDO	4,000,000
5,150,000	VMIG 1*	Riverview Hospital Project 2.01% VRDO	5,150,000
13,000,000	VMIG 1*	Indiana State DFA Indianapolis Museum of Art 2.00% VRDO	13,000,000
		Indiana State EFA:
500,000	VMIG 1*	Franklin College Project 2.27% VRDO	500,000
3,350,000	VMIG 1*	Marian College Project 2.00% VRDO	3,350,000
1,900,000	VMIG 1*	Wabash College Project 2.00% VRDO	1,900,000
4,800,000	A-1	Indiana State Office Building Commission Facilities Pendleton Juvenile Facility Series A 1.98% VRDO	4,800,000
		Indiana Transportation Finance Authority PART:
5,500,000	A-1+	Highway Revenue Series SGA-113 2.20% VRDO	5,500,000
2,795,000	VMIG 1*	Series 853 FSA-Insured 1.20% due 2/10/05 VRDO	2,795,000
7,400,000	NR†	Indianapolis IN EDA Pedcor Waterfront Investments Series 1999-A FHLB-Insured 2.05% VRDO AMT	7,400,000
32,980,000	A-1+	Indianapolis IN Local Public Improvement Bond Bank Series F-1 MBIA-Insured 1.99% VRDO	32,980,000
1,500,000	NR†	Logansport IN EDR Modine Manufacturing Co. Project 2.12% VRDO	1,500,000
7,000,000	A-1+	Marshall County IN EDA Culver Educational Foundation Project 2.00% VRDO	7,000,000
16,700,000	VMIG 1*	Petersburg IN PCR lndiana Power & Light Co. Series B AMBAC-Insured 2.00% VRDO	16,700,000
5,125,000	A-1	Warren Township IN Vision 2005 School Building Series A-52 FGIC-Insured PART 2.06% VRDO	5,125,000

			299,840,971

Iowa - 0.8%
1,365,000	A-1+	Grinnell IA Hospital Revenue Grinnell Medical Center 2.27% VRDO	1,365,000
495,000	VMIG 1*	Hills IA Healthcare Revenue Mercy Hospital Project 2.22% VRDO	495,000
		Iowa Finance Authority:
3,030,000	NR†	Economic Development Monarch Manufacturing Co. 2.32% VRDO AMT	3,030,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Iowa - 0.8% (continued)
$20,275,000	A-1+	Iowa Health System Series B AMBAC-Insured 1.98% VRDO	$20,275,000
6,000,000	A-1+	Small Business Development Corp. Center Association LP Project 1.95% VRDO	6,000,000
6,000,000	A-1	Wesley Retirement Services Series B 2.00% VRDO	6,000,000
13,495,000	A-1+	Iowa State Vision Special Fund MSTC Series 2001-173 MBIA- Insured PART 2.01% VRDO (b)	13,495,000

			50,660,000

Kansas - 0.6%
		Kansas State Department of Transportation Highway Revenue:
4,995,000	VMIG 1*	Series 878 PART 2.03% VRDO	4,995,000
11,000,000	A-1+	Series B2 1.97% VRDO	11,000,000
5,280,000	VMIG 1*	Kansas State DFA Health Facilities Deaconess Long Term Care
		Series C 2.00% VRDO	5,280,000
1,425,000	Aa2*	Lawrence KS IDR Ram Co. Project Series A 2.09% VRDO AMT	1,425,000
		Wichita KS Airport Authority Flight Safety International:
13,000,000	VMIG 1*	2.04% VRDO AMT	13,000,000
2,860,000	VMIG 1*	Series A 2.04% VRDO AMT	2,860,000

			38,560,000

Kentucky - 2.1%
11,000,000	A-1+	Campbell & Kenton Counties KY Sanitation District Series SGA-130 FSA-Insured PART 2.02% VRDO	11,000,000
3,000,000	A-1+	Daviess County KY Exempt Facilities Kimberly-Clark Corp. Project 2.05% VRDO AMT	3,000,000
		Daviess County KY Solid Waste Disposal Facilities Scott Paper Co. Project:
1,850,000	A-1+	Series A 2.05% VRDO AMT	1,850,000
4,800,000	A-1+	Series B 2.05% VRDO AMT	4,800,000
25,000,000	SP-1+	Kentucky Association of Counties TRAN 3.00% due 6/30/05	25,158,195
6,700,000	A-1+	Kentucky Higher Education Student Loan Corp. Series E AMBAC-Insured 1.98% VRDO AMT	6,700,000
2,990,000	A-1	Kentucky State Properties & Buildings Commission MSTC Series 9027-A FSA-Insured PART 2.04% VRDO (b)	2,990,000
19,011,500	A-1	Kentucky State Turnpike Authority Series 567 FSA-Insured PART 2.03% VRDO	19,011,500
16,000,000	A-1+	Lexington KY Center Corp. Mortgage Series A AMBAC-Insured 2.00% VRDO	16,000,000
		Louisville & Jefferson County KY Metropolitan Sewer & Drain System:
27,695,000	A-1+	Series B FSA-Insured 1.95% VRDO	27,695,000
18,930,000	A-1+	Series SG-132 FGIC-Insured PART 2.03% VRDO	18,930,000
2,600,000	A-1	Owensboro KY IDR West Irving Die Castings 2.08% VRDO AMT	2,600,000

			139,734,695

Louisiana - 1.0%
9,525,000	VMIG 1*	Louisiana HFA MFH New Orleans 2.02% VRDO	9,525,000
		Louisiana Local Government Environmental Facilities Development Authority BASF Corp. Project:
18,000,000	A-1+	2.05% VRDO AMT	18,000,000
6,000,000	NR†	Series A 2.05% VRDO AMT	6,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Louisiana - 1.0% (continued)
$13,070,000	A-1+	Louisiana State Offshore Term Authority Deepwater Port Revenue Series B 2.00% VRDO	$13,070,000
5,000,000	Aa2*	Ouachita Parish LA IDR Sulzer Escher Wyss Project 2.04% VRDO	5,000,000
10,600,000	A-1+	St. Charles Parish LA Shell Oil Co. 2.00% VRDO	10,600,000

			62,195,000

Maine - 0.5%
4,000,000	A-1+	Auburn ME Revenue Obligation Morse Brothers Inc. Project 2.07% VRDO AMT	4,000,000
1,825,000	A-1+	Gorham ME Revenue Obligation Montalvo Properties LLC Project Series A 2.09% VRDO AMT	1,825,000
		Maine State Housing Authority:
15,000,000	A-1+	Series B-3 2.00% VRDO AMT	15,000,000
10,000,000	A-1+	Series E-1 AMBAC-Insured 1.96% VRDO	10,000,000

			30,825,000

Maryland - 4.6%
12,000,000	A-1+	Annie Arundel County MD GO Series A 1.80% due 1/10/05 TECP	12,000,000
20,000,000	A-1+	Baltimore County MD Public Improvement BAN Series 2002 1.80% due 3/10/05 TECP	20,000,000
5,530,000	A-1	Baltimore County MD Revenue Oak Crest Village Inc. Project 1.99% VRDO	5,530,000
4,150,000	A-1	Baltimore County MD Springhill Realty 1.99% VRDO	4,150,000
7,505,000	A-1	Baltimore MD GO Series PT-364 PART 1.35% due 4/21/05	7,505,000
13,800,000	A-1+	Baltimore MD IDA Baltimore Capital Acquisition 1.98% VRDO	13,800,000
9,700,000	A-1	Gaithersburg MD EDA Asbury Methodist Village Inc.
		MBIA-Insured 2.03% VRDO	9,700,000
2,030,000	A-1+	Howard County MD IDR Preston County Ltd. Partnership 2.00% VRDO AMT	2,030,000
8,760,000	A-1	Howard County MD Vantage House Facilities Series B 2.00% VRDO	8,760,000
		Maryland CDA Department of Housing and Community Development:
3,455,000	A-1	MSTC Series 76 FSA-Insured PART 2.05% VRDO AMT	3,455,000
6,650,000	VMIG 1*	Series F 2.09% VRDO AMT	6,650,000
		Maryland State GO PART:
9,575,000	A-1	Series 389 1.35% due 4/21/05	9,575,000
20,850,000	A-1+	Series 390 2.02% VRDO	20,850,000
		Maryland State Health & Higher Education Facilities Authority:
20,250,000	VMIG 1*	Holton-Arms School 2.00% VRDO	20,250,000
36,265,000	A-1+	University of Maryland Medical System Series A AMBAC-Insured 2.00% VRDO	36,265,000
2,795,000	VMIG 1*	Maryland State IDR Calvert School Inc. Facility 2.00% VRDO	2,795,000
96,370,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease 2.00% VRDO AMT	96,370,000
		Montgomery County MD EDA Howard Hughes Medical Institute:
8,500,000	A-1+	Series A 2.00% VRDO	8,500,000
4,900,000	A-1+	Series C 2.00% VRDO	4,900,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Maryland - 4.6% (continued)
$6,265,000	A-1	Montgomery County MD GO Series PT-401 PART 1.35% due 4/21/05	$6,265,000

			299,350,000

Massachusetts - 3.7%
8,400,000	MIG 1*	Bridgewater & Raynham MA Regional School District BAN 3.00% due 7/1/05	8,453,865
		Massachusetts State DFA:
1,845,000	A-1+	Ahead Headgear Inc. 2.02% VRDO AMT	1,845,000
600,000	A-1+	Boston University Series R-3 XLCA-Insured 2.00% VRDO	600,000
10,000,000	A-1	Brooksby Village Inc. Project 1.99% VRDO	10,000,000
3,755,000	A-1+	Carleton-Willard Village 2.00% VRDO	3,755,000
1,500,000	A-1+	Clark University Series A AMBAC-Insured 2.00% VRDO	1,500,000
2,700,000	A-1+	Draper Labs MBIA-Insured 1.97% VRDO	2,700,000
5,315,000	A-1	IDR Ocean Spray Cranberries Project 1.98% VRDO	5,315,000
2,945,000	A-1+	Kayem Foods Inc. 2.02% VRDO AMT	2,945,000
2,300,000	A-1+	Leakite Corp. 2.02% VRDO AMT	2,300,000
8,000,000	VMIG 1*	MFH Archstone Readstone Series A 2.06% VRDO AMT	8,000,000
1,700,000	A-1+	Salema Family Limited Partnership 2.02% VRDO AMT	1,700,000
1,750,000	NR†	Whalers Cove Project Series A 2.03% VRDO AMT	1,750,000
		Massachusetts State GO:
34,990,000	A-1	MSTC Series 2002-209 FSA-Insured PART 2.03% VRDO (b)	34,990,000
39,230,000	A-1+	Series 97B 1.97% VRDO	39,230,000
		Massachusetts State HEFA:
1,460,000	VMIG 1*	CIL Realty of MA 1.98% VRDO	1,460,000
		Harvard University:
1,000,000	VMIG 1*	MERLOT Series WW PART 2.05% VRDO	1,000,000
14,258,000	A-1+	Series EE 1.73% due 1/19/05 TECP	14,258,000
		Partners Healthcare System:
10,895,000	A-1+	Series D-4 1.95% VRDO	10,895,000
1,300,000	A-1+	Series P-1 FSA-Insured 1.98% VRDO	1,300,000
6,575,000	A-1+	Series P-2 FSA-Insured 1.95% VRDO	6,575,000
2,245,000	A-1+	Simmons College Series E AMBAC-Insured 2.00% VRDO	2,245,000
		Massachusetts State Turnpike Authority PART:
4,510,000	VMIG 1*	Series 334 MBIA-Insured 1.99% VRDO	4,510,000
335,000	VMIG 1*	Series 335 AMBAC-Insured 1.99% VRDO	335,000
		Massachusetts State Water Resources Authority:
		Series B:
1,000,000	A-1+	AMBAC-Insured 1.95% VRDO	1,000,000
1,000,000	A-1+	FGIC-Insured 1.95% VRDO	1,000,000
23,235,000	A-1+	Series C FGIC-Insured 1.95% VRDO	23,235,000
42,830,000	A-1+	Series D FGIC-Insured 1.95% VRDO	42,830,000
3,975,000	SP-1+	Waltham MA GO BAN 2.25% due 2/1/05	3,977,689

			239,704,554

Michigan - 4.2%
3,000,000	VMIG 1*	Detroit MI Downtown Development Authority Millender Center Project 2.15% VRDO	3,000,000
7,000,000	VMIG 1*	Detroit MI School Building Munitop 2002-29 GO FGIC-Insured PART 1.70% due 5/11/05 VRDO (b)	7,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Michigan - 4.2% (continued)
		Detroit MI Sewer Disposal:
$3,460,000	A-1+	Series 98-A MBIA-Insured 1.95% VRDO	$3,460,000
2,000,000	A-1+	Series C-2 FGIC-Insured 1.95% VRDO	2,000,000
		Detroit MI Water Supply System Revenue Series C:
40,000,000	VMIG 1*	MBIA-Insured 2.01% VRDO	40,000,000
32,830,000	A-1+	Second Lien FGIC-Insured 2.00% VRDO	32,830,000
6,655,000	A-1	Hartland MI School District GO MSTC Series 2001-127 PART 2.02% VRDO	6,655,000
39,900,000	A-1	Michigan State Building Authority Series 3 1.75% due 1/20/05 TECP	39,900,000
19,800,000	A-1+	Michigan State GAN Series D FSA-Insured 1.95% VRDO	19,800,000
		Michigan State HDA:
5,525,000	VMIG 1*	Limited Obligation Pine Ridge 1.99% VRDO	5,525,000
10,500,000	A-1+	Rental Housing Series B MBIA-Insured 1.98% VRDO	10,500,000
11,400,000	VMIG 1*	Shoal Creek 1.99% VRDO	11,400,000
15,000,000	A-1+	Michigan State Higher Education Student Loan Authority AMBAC-Insured 2.03% VRDO	15,000,000
4,540,000	A-1+	Michigan State Strategic Fund Clark Retirement Community Project 2.00% VRDO	4,540,000
4,750,000	A-1+	Saline MI EDA Evangelical Homes Project 2.00% VRDO	4,750,000
66,725,000	A-1+	State of Michigan GO 2.20% due 10/5/05 TECP	66,725,000

			273,085,000

Minnesota - 0.8%
5,090,000	A-1+	Bloomington MN MFH Norlan Partners LP Series A-1 FNMA-Insured 2.08% VRDO AMT	5,090,000
2,910,000	VMIG 1*	Crystal MN MFH FHLMC-Insured 2.10% VRDO	2,910,000
1,000,000	A-1+	Mankato MN MFH Highland Hills Apartments 2.27% VRDO	1,000,000
10,000,000	VMIG 1*	Minneapolis MN Guthrie Theater Project Series E 2.00% VRDO	10,000,000
9,000,000	A-1+	Minneapolis & St. Paul MN Metropolitan Airport Commission MSTC Series SGA-127 FGIC-Insured PART 2.02% VRDO	9,000,000
11,290,000	AAA	Minnesota PFA Water Pollution Control 6.25% due 3/1/05	11,374,363
10,000,000	VMIG 1*	St. Paul MN HDA MFH Highland Ridge Project FHLMC-Insured 2.00% VRDO	10,000,000

			49,374,363

Miscellaneous - 0.8%
		Clipper Tax Exempt Trust Certificates PART:
5,119,088	VMIG 1*	Series 1992-2 2.19% VRDO AMT	5,119,088
20,000,000	VMIG 1*	Series 2003-5 2.11% VRDO	20,000,000
26,235,000	VMIG 1*	Series A FSA-Insured 2.11% VRDO	26,235,000

			51,354,088

Missouri - 2.4%
1,535,000	F-1+**	Joplin MO IDA Smith & Smith Investments 2.05% VRDO AMT	1,535,000
		Kansas City MO IDA MFH:
3,750,000	VMIG 1*	Coach House North Apartment Project FHLMC-Insured 2.00% VRDO	3,750,000
6,200,000	A-1	Crooked Creek Apartments Project Series A 2.07% VRDO AMT	6,200,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Missouri - 2.4% (continued)
		Missouri Higher Education Loan Authority:
$4,500,000	VMIG 1*	Series 1990-A 1.98% VRDO AMT	$4,500,000
2,800,000	VMIG 1*	Series 1990-B 1.98% VRDO AMT	2,800,000
4,000,000	A-1	Missouri State Environmental Improvement & Energy Resource Authority Utilicorp United Inc. Project 2.03% VRDO AMT	4,000,000
		Missouri State HEFA:
1,215,000	VMIG 1*	Assemblies of God College 2.00% VRDO	1,215,000
3,176,000	A-1+	Barnes Hospital Project 2.00% VRDO	3,176,000
6,350,000	VMIG 1*	Deaconess Long Term Care Series B 2.00% VRDO	6,350,000
3,200,000	Aa2*	Dialysis Clinic Inc. Project 2.00% VRDO	3,200,000
3,000,000	A-1+	Medical Research Facilities Stowers Institute 2.00% VRDO	3,000,000
3,060,000	A-1+	Missouri Valley College 2.27% VRDO	3,060,000
		School District Advance Funding:
5,000,000	SP-1+	Fox C-6 School District Series C 3.00% due 11/14/05	5,050,683
7,500,000	SP-1+	Mehlville R-IX School District Series E 3.00% due 11/14/05	7,576,024
5,000,000	SP-1+	Park Hill School District Series F 3.00% due 11/14/05	5,050,683
5,960,000	A-1+	Washington University Series A 2.00% VRDO	5,960,000
18,000,000	A-1+	Palmyra MO IDA Solid Waste Disposal BASF Corp. Project 2.05% VRDO AMT	18,000,000
600,000	A-1+	St. Charles County MO IDA IDR FNMA-Insured Casalon Apartments Project FNMA 1.98% VRDO	600,000
37,000,000	SP-1+	St. Louis MO General Fund TRAN 3.00% due 6/28/05	37,245,729
		St. Louis MO IDA MFH:
9,500,000	NR†	Parque Carondelet Apartment Project 2.13% VRDO AMT	9,500,000
18,000,000	VMIG 1*	Pelican Cove FNMA-Insured 2.00% VRDO	18,000,000
5,615,000	A-1	St. Louis MO IDR Friendship Village South Series B 2.00% VRDO	5,615,000

			155,384,119

Nebraska - 0.5%
		Nebraska Helpers Inc. MBIA-Insured:
3,875,000	VMIG 1*	Series 517 PART 2.08% VRDO	3,875,000
5,400,000	A-1+	Series B 2.05% VRDO AMT (b)	5,400,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project 2.08% VRDO AMT	6,000,000
17,995,000	A-1	SFH MERLOT Series A PART 2.11% VRDO	17,995,000

			33,270,000

Nevada - 1.0%
20,500,000	A-1+	Carson City NV Hospital Revenue Tahoe Hospital Project Series B 2.00% VRDO	20,500,000
21,720,000	VMIG 1*	Clark County NV School District Munitops Series 33 FSA-Insured PART 2.04% VRDO	21,720,000
3,500,000	VMIG 1*	Nevada Housing Division Series A Multi Unit Housing 2.00% VRDO AMT	3,500,000
4,460,000	VMIG 1*	Nevada Municipal Bond Bank Munitop MBIA-Insured PART 2.04% VRDO	4,460,000
16,350,000	NR†	Nevada State GO PART 2.03% VRDO	16,350,000

			66,530,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
New Hampshire - 0.4%
		New Hampshire HEFA:
$2,150,000	A-1+	Dartmouth Hitchcock Obligation Series A 1.99% VRDO	$2,150,000
8,000,000	VMIG 1*	Exeter Hospital 2.02% VRDO	8,000,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc. Series 1998 2.08% VRDO AMT	14,000,000
2,000,000	A-1+	Luminescent Systems Inc. 2.20% VRDO AMT	2,000,000
940,000	A-1+	Park Nameplate Co. 2.09% VRDO AMT	940,000

			27,090,000

New Jersey - 0.8%
1,425,000	VMIG 1*	New Jersey EDA EDR Erasteel Inc. Project 2.23% VRDO AMT	1,425,000
2,190,000	A-1+	New Jersey Sports & Exposition Authority Series B-1 MBIA- Insured 1.90% VRDO	2,190,000
15,000,000	SP-1+	New Jersey State Series A TRAN 3.00% due 6/24/05	15,104,751
35,000,000	A-1+	New Jersey State Turnpike Authority Series C-1 FSA-Insured 1.97% VRDO	35,000,000

			53,719,751

New York - 3.1%
16,300,000	A-1+	Long Island Power Authority Series A 1.95% VRDO	16,300,000
		Metropolitan Transportation Authority NY:
21,500,000	A-1+	BAN Series CP-1 Subseries A 1.80% due 2/1/05 TECP	21,500,000
25,000,000	A-1+	Subseries A-3 XLCA-Insured 1.95% VRDO	25,000,000
		New York City NY GO:
24,240,000	A-1+	Series C-2 1.95% VRDO	24,240,000
16,625,000	A-1+	Series C-3 1.97% VRDO	16,625,000
12,000,000	A-1+	Series H-6 1.98% VRDO	12,000,000
25,000,000	A-1+	New York City NY HDC Series A 90 West Street 1.95% VRDO	25,000,000
15,800,000	A-1+	New York City NY Municipal Water Series 6 1.83% due 3/3/05 TECP	15,800,000
19,365,000	A-1+	New York City NY TFA Future Tax Secured Series A-2 1.95% VRDO	19,365,000
22,845,000	A-1+	New York State Dormitory Authority Mental Health Facilities Series 2B FSA-Insured 1.97% VRDO	22,845,000
5,000,000	A-1+	New York State Thruway Authority BAN 1.80% due 1/19/05 TECP	5,000,000

			203,675,000

North Carolina - 3.0%
2,200,000	NR†	Brunswick County NC Industrial Facilities & PFCA Wood Industries Inc. Project 2.14% VRDO AMT	2,200,000
14,850,000	A-1	Buncombe County NC GO Series B 2.02% VRDO	14,850,000
		Irdell County NC PCR:
10,700,000	VMIG 1*	PFC Schools Project AMBAC-Insured 2.00% VRDO	10,700,000
4,500,000	Aa2*	Valspar Corp. Project 2.09% VRDO AMT	4,500,000
4,800,000	Aa2*	Lenoir County Memorial Hospital 1.99% VRDO	4,800,000
9,000,000	A-1+	Mecklenburg County NC COP 2.00% VRDO	9,000,000
11,000,000	A-1+	Mecklenburg County NC GO Series B 2.00% due 2/1/05	11,007,863
2,600,000	Aa2*	North Carolina Agricultural Finance Authority Coastal Carolina Gin Project 2.04% VRDO AMT	2,600,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
North Carolina - 3.0% (continued)
		North Carolina Capital Facilities Finance Agency:
$4,000,000	A-1+	Cannon School Inc. 2.00% VRDO	$4,000,000
6,950,000	VMIG 1*	Lees Mcrae College 1.99% VRDO	6,950,000
		North Carolina EFA:
4,465,000	Aa2*	Cape Fear Academy 1.99% VRDO	4,465,000
8,740,000	A-1	Johnson C. Smith University 1.99% VRDO	8,740,000
6,705,000	F-1+**	Providence Day School 2.00% VRDO	6,705,000
8,945,000	F-1+**	Queens College Series A 2.00% VRDO	8,945,000
2,700,000	A-1+	North Carolina HFA Home Ownership Series 15-C FSA-Insured 1.98% VRDO AMT	2,700,000
		North Carolina Medical Care Community Health Care Facilities:
2,325,000	F-1+**	Lutheran Retirement Project 2.00% VRDO	2,325,000
17,570,000	VMIG 1*	Randolph Hospital Inc. Project 2.00% VRDO	17,570,000
22,300,000	A-1+	North Carolina State GO Series E 1.95% VRDO	22,300,000
3,500,000	NR†	Robeson County NC IFA & PFCA Rocco Turkeys Inc. Project 2.09% VRDO AMT	3,500,000
1,400,000	A-1+	Rowan County IDR PCR Double 3 LLC Project 2.09% VRDO AMT	1,400,000
15,000,000	A-1+	Wake County NC GO Public Improvement Series B 2.50% due 4/1/05	15,042,890
29,220,000	A-1+	Winston-Salem NC COP 2.00% VRDO	29,220,000

			193,520,753

Ohio - 2.2%
2,000,000	A-1+	Cleveland-Cuyahoga County OH Port Authority Euclid/96th Research Building Project 2.00% VRDO	2,000,000
10,500,000	F-1+**	Franklin County OH Healthcare Facilities Friendship Village Dublin Series A 2.00% VRDO	10,500,000
		Ohio Air Quality:
14,350,000	A-1+	Edison Co. Series A 1.98% VRDO	14,350,000
3,350,000	A-1	PCR Timken Co. 1.98% VRDO	3,350,000
18,650,000	A-1	Ohio Building Authority MSTC Series 133-A FSA-Insured PART 2.00% VRDO (b)	18,650,000
		Ohio State Higher Educational Facilities:
		Case Western Reserve University TECP:
13,000,000	A-1+	1.78% due 2/1/05	13,000,000
7,000,000	A-1+	1.73% due 2/9/05	7,000,000
10,980,000	VMIG 1*	Marietta College Project 2.01% VRDO	10,980,000
		Pooled Financing Program:
4,255,000	VMIG 1*	Series A 2.00% VRDO	4,255,000
5,010,000	VMIG 1*	Series B 2.01% VRDO	5,010,000
19,330,000	A-1+	Ohio State University General Receipts FSA-Insured 2.00% VRDO	19,330,000
9,325,000	MIG 1*	Sandusky OH GO BAN 3.00 due 10/26/05	9,417,864
25,000,000	VMIG 1*	University of Akron OH General Receipts FGIC-Insured 1.99% VRDO	25,000,000

			142,842,864

Oklahoma - 1.4%
		Oklahoma State Student Loan Authority MBIA-Insured:
18,500,000	A-1+	Series A-1 2.03% VRDO AMT	18,500,000
6,455,000	A-1	Series A-2 2.03% VRDO AMT	6,455,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Oklahoma - 1.4% (continued)
		Oklahoma State Water Resources Board State Loan Program:
$16,070,000	A-1+	Series 1994-A 1.40% due 3/1/05	$16,070,000
28,205,000	A-1+	Series 2001 1.58% due 4/1/05	28,205,000
19,920,000	A-1+	Series A 1.58% due 4/1/05	19,920,000
		Tulsa County OK:
2,805,000	VMIG 1*	HFA SFM Series PT-573 GNMA PART 1.25% due 4/7/05 AMT	2,805,000
2,800,000	A-1+	MFH Park Chase Apartments Series A-1 FNMA-Insured 2.00% VRDO	2,800,000

			94,755,000

Oregon - 0.3%
5,400,000	NR†	Oregon State EDC IDR Trus Joist Corporation 1.99% VRDO	5,400,000
5,000,000	VMIG 1*	Oregon State Housing & Community Services SFM 2.00% VRDO AMT	5,000,000
10,835,000	A-1+	Tri-County OR Metropolitan Transportation District Interstate Max Project Series A 1.95% VRDO	10,835,000

			21,235,000

Pennsylvania - 5.3%
8,375,000	A-1+	Alleghany County PA Hospital Development Authority Senior Living Corp. FNMA-Insured 2.00% VRDO	8,375,000
		Bucks County PA IDA:
2,820,000	NR†	Dunmore Corp. Project 2.14% VRDO AMT	2,820,000
6,830,000	A-1+	Pennswood Village Project Series B 2.01% VRDO	6,830,000
3,865,000	VMIG 1*	Dauphin County PA School District AMBAC-Insured 2.10% VRDO	3,865,000
		Emmaus PA General Authority FSA-Insured:
75,540,000	A-1	Series 1996 1.99% VRDO	75,540,000
44,750,000	A-1	Series A 2.00% VRDO	44,750,000
4,200,000	A-1+	Series D 2.02% VRDO	4,200,000
16,250,000	A-1	Lancaster County PA Hospital Authority Revenue AMBAC- Insured 1.99% VRDO	16,250,000
1,435,000	NR†	Lehigh County PA IDR Impress Industries Project Series A 2.14% VRDO AMT	1,435,000
8,000,000	VMIG 1*	Manheim Township PA School District 2.01% VRDO	8,000,000
14,900,000	A-1+	New Garden PA General Authority Revenue Series II 2.10% VRDO	14,900,000
8,955,000	A-1	North Lebanon PA Municipal Sewer Revenue FSA-Insured 2.03% VRDO	8,955,000
		Pennsylvania EDA Wengers Feed Mill Project AMT:
6,995,000	NR†	Series B-1 2.09% VRDO AMT	6,995,000
7,970,000	NR†	Series F-3 2.09% VRDO AMT	7,970,000
3,500,000	A-1+	Pennsylvania Energy Development Authority Piney Creek Series A 2.01% VRDO AMT	3,500,000
16,440,000	A-1+	Pennsylvania Intergovernmental COOP Authority Special Tax Revenue Philadelphia Funding AMBAC-Insured 2.00% VRDO	16,440,000
6,085,000	A-1	Pennsylvania State Higher Educational Facilities Authority Colleges & Universities Revenue Pennsylvania College of Optometry 1.99% VRDO	6,085,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Pennsylvania - 5.3% (continued)
		Pennsylvania State Turnpike Commission:
$1,100,000	A-1+	Series A-2 2.00% VRDO	$1,100,000
1,000,000	A-1+	Series A-3 2.00% VRDO	1,000,000
31,410,000	A-1+	Series B 2.00% VRDO	31,410,000
1,100,000	A-1+	Philadelphia Hospital & Higher Education Wills Eye Hospital Project 2.00 VRDO	1,100,000
6,460,000	A-1	Philadelphia PA IDR Chemical Heritage Foundation Project 1.99% VRDO	6,460,000
10,000,000	A-1	Philadelphia PA Water Authority MSTC Series 1997-11 FGIC- Insured PART 2.00% VRDO (b)	10,000,000
		West Cornwall Township PA Municipal Authority FSA-Insured:
9,515,000	A-1+	Bethlehem School District Project 2.03% VRDO	9,515,000
8,850,000	A-1+	Government Loan Program 2.03% VRDO	8,850,000
9,260,000	A-1+	Government Loan Program Series A 2.03% VRDO	9,260,000
31,325,000	A-1	York County PA General Authority Pooled Financing AMBAC- Insured Series 96-B 1.99% VRDO	31,325,000

			346,930,000

Rhode Island - 0.2%
2,675,000	VMIG 1*	Rhode Island Health & Education Building Corp. St. Georges School 1.95% VRDO	2,675,000
6,180,000	A-1+	Rhode Island State EDC McCoy Stadium Issue 2.00% VRDO	6,180,000
		Rhode Island State IFC:
350,000	A-1+	J-Cor LLC Project Series 1998 2.09% VRDO AMT	350,000
1,375,000	A-1+	Matthews Realty LLC 2.09% VRDO AMT	1,375,000

			10,580,000

South Carolina - 2.1%
4,000,000	A-1	Darlington County SC IDR Nucor Corp. Project Series A 2.08% VRDO AMT	4,000,000
9,650,000	A-1+	Piedmont SC Municipal Power Agency Series D MBIA-Insured 1.95% VRDO	9,650,000
20,000,000	MIG 1*	South Carolina Association of Governmental Organizations 2.75% due 4/15/05	20,067,292
		South Carolina Jobs EDA:
2,300,000	Aa3*	Advanced Automation Inc. Project 2.08% VRDO AMT	2,300,000
7,000,000	VMIG 1*	Christ Church Episcopal School 1.99% VRDO	7,000,000
6,000,000	A-1+	Franco Manufacturing Co. Inc. Project 2.05% VRDO AMT	6,000,000
8,035,000	Aa2*	Greenville Baptist Project 1.99% VRDO	8,035,000
6,700,000	VMIG 1*	Health Sciences Medical University 1.99% VRDO	6,700,000
11,500,000	A-1	Medical University Project 1.99% VRDO	11,500,000
3,900,000	Aa2*	Orders Realty Co. Inc. Project 2.04% VRDO AMT	3,900,000
2,445,000	Aa2*	South Carolina Educational Facilities Authority for Private Nonprofit Institutions Presbyterian College Project 1.99% VRDO	2,445,000
16,600,000	VMIG 1*	South Carolina Port Authority Munitop Series 1998-7 FSA- Insured PART 2.10% VRDO AMT (b)	16,600,000
		South Carolina Public Service Authority:
14,125,000	A-1+	1.830% due 3/8/05 TECP	14,125,000
3,500,000	VMIG 1*	MERLOT Series L MBIA-Insured 2.06% VRDO	3,500,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
South Carolina - 2.1% (continued)
$5,385,000	A-1+	South Carolina State Housing MFH Spartanburg Series A 2.00% VRDO	$5,385,000
7,110,000	VMIG 1*	Union SC Hospital District Healthcare Revenue 1.99% VRDO	7,110,000
5,300,000	VMIG 1*	University of South Carolina School of Medicine Education Trust Healthcare Facilities 1.99% VRDO	5,300,000
3,500,000	A-1	Williamsburg County SC IDR Peddinghaus Project 2.08% VRDO AMT	3,500,000

			137,117,292

Tennessee - 6.8%
		Blount County TN HEFA Board Revenue:
9,700,000	VMIG 1*	Asbury Centers Inc. Project 2.00% VRDO	9,700,000
13,100,000	VMIG 1*	Maryville College Project 2.00% VRDO	13,100,000
		Clarksville TN PBA:
17,180,000	VMIG 1*	2.00% VRDO	17,180,000
55,000	VMIG 1*	Tennessee Municipal Bond Fund 2.00% VRDO	55,000
4,400,000	VMIG 1*	Covington TN IDR Charms Co. Project 2.03% VRDO AMT	4,400,000
10,000,000	A-1+	Franklin County TN HEFA Board University of the South 2.00% VRDO	10,000,000
		Jackson TN Energy Authority:
		Gas System Revenue:
4,000,000	VMIG 1*	FSA-Insured 2.00% VRDO	4,000,000
5,800,000	VMIG 1*	Series A AMBAC-Insured 2.00% VRDO	5,800,000
10,655,000	VMIG 1*	Water System FSA-Insured 2.00% VRDO	10,655,000
8,300,000	VMIG 1*	Jefferson County TN Health & Education Facilities Carson Newman College 2.00% VRDO	8,300,000
3,920,000	VMIG 1*	Knox County TN IDB Moore McCormack Project 2.00% VRDO	3,920,000
8,100,000	Aa3*	Loudon TN IDB PCR A.E. Stanley Manufacturing Co. Project 1.99% VRDO	8,100,000
14,990,000	NR†	Memphis TN Center City Financing Corp. MFH Series 1220 FNMA PART 2.04% VRDO	14,990,000
		Metropolitan Nashville & Davidson Counties TN GO:
7,500,000	A-1+	1.85% due 1/18/05 TECP	7,500,000
5,000,000	A-1+	1.80% due 2/10/05 TECP	5,000,000
10,000,000	A-1	1.92% due 5/2/05 TECP	10,000,000
3,000,000	VMIG 1*	Munitop Series 1999-1 FGIC-Insured PART 2.04% VRDO (b)	3,000,000
		Metropolitan Nashville & Davidson Counties TN HEFA:
15,750,000	A-1+	Ascension Health Series B-1 1.65% due 8/3/05	15,750,000
26,700,000	VMIG 1*	Belmont University Project 2.00% VRDO	26,700,000
		Metropolitan Nashville & Davidson Counties TN IDB:
6,300,000	A-1+	Country Music Hall of Fame 2.00% VRDO	6,300,000
6,000,000	F-1+**	Nashville Symphony Hall 2.00% VRDO	6,000,000
6,645,000	VMIG 1*	Park at Hermitage 2.00% VRDO	6,645,000
8,800,000	F-1+**	YMCA Projects 2.00% VRDO	8,800,000
		Montgomery County TN PBA Pooled Financing:
3,895,000	VMIG 1*	Loan Pool 2.00% VRDO	3,895,000
4,585,000	A-1+	Tennessee County Loan Pool 2.00% VRDO	4,585,000
56,915,000	VMIG 1*	Tennessee County Loan Pool 2.00% VRDO	56,915,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Tennessee - 6.8% (continued)
		Sevier County TN PBA Local Government Public Improvement AMBAC-Insured:
$3,130,000	VMIG 1*	Series A-3 2.00% VRDO	$3,130,000
5,000,000	VMIG 1*	Series I-A-2 2.00% VRDO	5,000,000
2,100,000	VMIG 1*	Series II-A-1 2.00% VRDO	2,100,000
3,300,000	VMIG 1*	Series II-B-1 2.00% VRDO	3,300,000
5,690,000	VMIG 1*	Series II-C-1 2.00% VRDO	5,690,000
3,595,000	VMIG 1*	Series II-D-2 2.00% VRDO	3,595,000
6,795,000	VMIG 1*	Series II-E-1 2.00% VRDO	6,795,000
2,800,000	VMIG 1*	Series II-E-1 2.00% VRDO	2,800,000
3,505,000	VMIG 1*	Series II-E-6 2.00% VRDO	3,505,000
1,935,000	VMIG 1*	Series III-A-2 2.00% VRDO	1,935,000
6,200,000	VMIG 1*	Series III-A-3 2.00% VRDO	6,200,000
5,730,000	VMIG 1*	Series III-A-6 2.00% VRDO	5,730,000
4,750,000	VMIG 1*	Series III-B-2 2.00% VRDO	4,750,000
8,635,000	VMIG 1*	Series III-D-1 2.00% VRDO	8,635,000
8,400,000	VMIG 1*	Series III-D-3 2.00% VRDO	8,400,000
5,000,000	VMIG 1*	Series III-E-2 2.00% VRDO	5,000,000
10,000,000	VMIG 1*	Series III-G-1 2.00% VRDO	10,000,000
4,750,000	A-1+	Shelby County TN Capital Outlay Series 2004 1.79% due 2/8/05 TECP	4,750,000
8,465,000	A-1	Shelby County TN Health Education & Housing Facilities Board Methodist Healthcare MSTC Series 1998-36 MBIA-Insured PART 2.02% VRDO (b)	8,465,000
9,945,000	F-1+**	Shelby TN Health Education & Housing Facilities Board MFH Kirby Parkway Apartments FHLMC-Insured 2.00% VRDO	9,945,000
6,000,000	NR†	Sullivan County TN IDB Microporous Products 2.09% VRDO AMT	6,000,000
		Sumner County TN GO:
8,000,000	VMIG 1*	Jail Capital Outlay Notes 2.00% VRDO	8,000,000
		School Capital Outlay Notes:
22,500,000	VMIG 1*	2.00% VRDO	22,500,000
9,000,000	VMIG 1*	Series A 2.00% VRDO	9,000,000
4,650,000	A-1+	Tennessee GO Series A 1.67% due 1/13/05 TECP	4,650,000
11,490,000	VMIG 1*	Tusculum TN Health & Education Tusculum College Project 2.00% VRDO	11,490,000

			442,655,000

Texas - 18.2%
4,800,000	A-1	Austin TX Utility System Series 498 FSA-Insured PART 2.03% VRDO	4,800,000
		Austin TX Water & Wastewater Systems MBIA-Insured PART:
15,590,000	A-1	FSA-Insured 2.04% VRDO (b)	15,590,000
		MBIA-Insured PART:
9,950,000	VMIG 1*	MERLOT Series LLL 2.06% VRDO	9,950,000
5,900,000	VMIG 1*	Munitop Series 2000-10 2.04% VRDO	5,900,000
		Brazos River TX Harbor Navigation District:
7,100,000	A-1+	BASF Corp. Project 2.00% VRDO	7,100,000
20,000,000	A-1+	Brazoria County TX BASF Corp. Project 2.05% VRDO AMT	20,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Texas - 18.2% (continued)
$30,100,000	A-1+	Carroll TX ISD GO School Building PSFG 2.00% VRDO	$30,100,000
3,400,000	VMIG 1*	Crawford TX Education Facilities Corp. Franklin Industries Project 2.06% VRDO AMT	3,400,000
		Dallas-Fort Worth TX International Airport PART:
6,900,000	A-1+	MBIA-Insured 2.05% VRDO AMT	6,900,000
14,900,000	VMIG 1*	MERLOT Series 2000-2 FGIC-Insured 2.11% VRDO	14,900,000
8,000,000	VMIG 1*	Dallas TX Water & Sewer System Munitop Series 98-19 FSA- Insured PART 2.04% VRDO	8,000,000
16,240,000	A-1+	Dallas TX Waterworks & Sewer Series B 1.82% due 1/11/05 TECP	16,240,000
18,370,000	A-1	Denton TX ISD GO MSTC Series 2001-117 PSFG PART 2.02% VRDO	18,370,000
6,350,000	Aa2*	De Soto TX IDA IDR National Service Industries Inc. Project 1.99% VRDO	6,350,000
6,000,000	A-1+	Duncanville TX ISD GO MSTC Series SGA-149 PSFG PART 2.02% VRDO	6,000,000
7,875,000	A-1+	El Paso TX GO Series A 1.83% due 1/19/05 TECP	7,875,000
3,250,000	NR†	Fort Bend County TX IDC IDR Aaron Rents Inc. Project 2.14% VRDO AMT	3,250,000
3,000,000	VMIG 1*	Fort Bend County TX ISD GO Munitops Series 1999-6 PSFG PART 2.04% VRDO (b)	3,000,000
9,265,000	VMIG 1*	Frisco TX ISD GO School Building Munitop Series 2003-31 PSFG PART 2.04% VRDO (b)	9,265,000
300,000	A-1+	Grand Prairie TX HFA MFH Lincoln Property Co. 2.00% VRDO	300,000
		Grand Prairie TX ISD GO PSFG:
51,535,000	Aaa*	1.62% due 8/1/05	51,535,000
10,000,000	VMIG 1*	Munitop Series 2000-20 PART 1.33% due 1/12/05 VRDO (b)	10,000,000
3,000,000	VMIG 1*	Greater East Texas Higher Education Series B 2.05% VRDO AMT	3,000,000
10,000,000	A-1+	Greater Texas Student Loan Corp. Series 1996-A 2.05% VRDO AMT	10,000,000
5,000,000	Aa1*	Gulf Coast Waste Disposal Authority PCR BP Amoco 1.50% due 1/15/05	5,000,202
4,140,000	A-1+	Harris County TX Health Facilities Development Corp. IDR Precision General Inc. Project 2.05% VRDO AMT	4,140,000
6,100,000	A-1+	Harris County TX Sports Authority Series C MBIA-Insured 2.00% VRDO	6,100,000
6,000,000	A-1	Harris County TX Toll Road Series E 1.92% due 4/7/05 TECP	6,000,000
		Hockley County TX IDC PCR BP Amoco Corp. Project:
25,000,000	A-1+	1.40% due 3/1/05	25,000,000
6,000,000	A-1+	1.80% due 5/1/05	6,000,000
		Houston TX Airport Systems PART:
4,690,000	VMIG 1*	MERLOT Series B0-4 FSA-Insured 2.11% VRDO AMT	4,690,000
15,000,000	VMIG 1*	Munitop Series 1998-15 FGIC-Insured 2.10% VRDO AMT (b)	15,000,000
2,995,000	VMIG 1*	Series 845-X FSA-Insured 2.05% VRDO	2,995,000
		Houston TX Finance Authority Rice University TECP:
7,500,000	A-1+	1.83% due 3/9/05	7,500,000
9,000,000	A-1+	1.85% due 2/8/05	9,000,000
6,300,000	A-1+	1.85% due 3/8/05	6,300,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Texas - 18.2% (continued)
		Houston TX GO TECP:
		Series A:
$30,000,000	A-1+	1.38% due 1/6/05	$30,000,000
7,200,000	A-1+	1.82% due 1/19/05	7,200,000
20,500,000	A-1+	1.83% due 2/14/05	20,500,000
4,000,000	A-1+	1.90% due 2/16/05	4,000,000
		Series B:
10,000,000	A-1+	1.70% due 2/10/05	10,000,000
6,000,000	A-1+	1.90% due 3/21/05	6,000,000
10,000,000	A-1+	Series D 1.85% due 2/7/05	10,000,000
		Houston TX ISD GO PSFG PART:
5,000,000	VMIG 1*	Munitop Series 2000-11 2.09% VRDO	5,000,000
7,320,000	A-1	Series-PA-466 2.03% VRDO	7,320,000
25,000,000	SP-1+	Houston TX TRAN 3.00% due 6/30/05	25,167,975
		Houston TX Water & Sewer PART:
6,955,000	A-1	MERLOT Series A-128 MBIA-Insured 2.06% VRDO	6,955,000
19,400,000	A-1+	Series SGA-73 FGIC-Insured 2.02% VRDO	19,400,000
6,300,000	A-1	Jewett TX EDC IDR Nucor Corp. Project 2.08% VRDO AMT	6,300,000
50,000,000	A-1+	Katy TX ISD GO PSFG 2.00% VRDO	50,000,000
8,000,000	Aa2*	Leon County TX IDR BOC Group Inc. Project 1.99% VRDO	8,000,000
		Lewisville TX ISD GO PSFG PART:
10,290,000	VMIG 1*	Munitop Series 2001-9 2.04% VRDO (b)	10,290,000
7,000,000	A-1+	Series SGA-134 2.02% VRDO	7,000,000
5,000,000	A-1+	Mansfield TX ISD GO PSFG Series SGA-129 PART 2.02% VRDO	5,000,000
11,030,000	VMIG 1*	North Harris TX Montgomery Community College FGIC-Insured 2.00% VRDO	11,030,000
		North Texas Higher Education Authority Student Loan AMT AMBAC-Insured:
17,000,000	VMIG 1*	Series B 1.98% VRDO AMT	17,000,000
20,000,000	A-1+	Series C 1.98% VRDO AMT	20,000,000
20,000,000	A-1+	Series F 1.98% VRDO AMT	20,000,000
11,475,000	A-1+	Northside TX ISD GO School Building PSFG 1.67% VRDO	11,475,000
26,100,000	VMIG 1*	Pasadena TX ISD GO PSFG Series A 2.00% VRDO	26,100,000
		Plano TX Health Facilities Presbyterian Health Care MBIA- Insured TECP:
4,000,000	A-1+	1.76% due 1/6/05	4,000,000
17,000,000	A-1+	1.84% due 1/10/05	17,000,000
		Plano TX ISD GO PSFG:
31,055,000	A-1+	1.42% due 5/5/05	31,055,000
19,700,000	A-1+	Series SGA-128 PART 2.02% VRDO	19,700,000
7,915,000	A-1+	Polly Ryon Memorial Hospital Authority TX 2.00% VRDO	7,915,000
15,000,000	A-1+	Port Arthur TX Navigation District BASF Corp. Project Series A 2.05% VRDO AMT	15,000,000
11,215,000	A-1+	Round Rock TX ISD GO MSTC Series SGA-133 PSFG PART 2.02% VRDO	11,215,000
		San Antonio TX Gas & Electric:
24,777,000	VMIG 1*	Munitop Series 1998-22 MBIA-Insured PART 2.04% VRDO (b)	24,777,000
24,300,000	A-1+	Series A 1.68% due 1/20/05	24,300,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Texas - 18.2% (continued)
$28,700,000	A-1+	Series A 1.83% due 1/26/05	$28,700,000
		San Antonio TX Water System:
3,000,000	A-1+	Series A 1.74% due 2/8/05 TECP	3,000,000
4,115,000	A-1+	Series SGA-42 MBIA-Insured 2.02% VRDO	4,115,000
14,000,000	A-1+	San Jacinto TX College District AMBAC-Insured 2.00% VRDO	14,000,000
5,150,000	VMIG 1*	Southeast Texas HFC MFH Oaks of Hitchcock Apartments 2.04% VRDO AMT	5,150,000
15,700,000	A-1+	Spring Branch TX ISD GO PSFG 1.75% due 9/9/05	15,700,000
4,030,000	Aa1*	Sulphur Springs TX IDR CMH Manufacturing Inc. Project 2.10% VRDO AMT	4,030,000
13,800,000	A-1+	Texas Municipal Gas Corp. Revenue Series 1998 FSA-Insured 2.00% VRDO	13,800,000
		Texas State Department Housing & Community Affairs MFH:
15,750,000	A-1+	NHP Foundation FHLMC 2.00% VRDO	15,750,000
11,570,000	A-1	Series 9003 Class A GNMA 2.07% VRDO AMT (b)	11,570,000
		Texas State GO Veterans Housing Assistance:
12,615,000	A-1+	Land Series A 2.00% VRDO AMT	12,615,000
10,000,000	A-1+	Series II-B 2.00% VRDO AMT	10,000,000
25,000,000	A-1+	Series II-C-2 2.04% VRDO AMT	25,000,000
135,000,000	SP-1+	Texas State TRAN 3.00% due 8/31/05	136,222,323
8,030,000	VMIG 1*	Travis County TX HFC MFH Tanglewood Apartments FNMA-Insured 2.00% VRDO	8,030,000
3,250,000	VMIG 1*	Wallis TX Higher Education Facilities Corp. St. Mark’s Episcopal School 2.00% VRDO	3,250,000
5,245,000	A-1+	West Harris County TX Regional Water Authority Series SGA-148 MBIA-Insured PART 2.02% VRDO	5,245,000

			1,184,427,500

Utah - 2.4%
25,000,000	VMIG 1*	Central UT Water Conservancy District Series B AMBAC- Insured 1.97% VRDO	25,000,000
		Intermountain Power Agency UT Power Supply:
9,400,000	A-1	Series 85-E 2009 AMBAC-Insured 1.80% due 1/18/05	9,400,000
12,000,000	A-1	Series 97-B2 1.83% due 1/7/05 TECP	12,000,000
33,500,000	A-1	Series 97-B2 1.85% due 1/11/05 TECP	33,500,000
7,400,000	A-1+	Series F AMBAC-Insured 2.02% due 6/1/05	7,400,000
1,330,000	A-1+	Ogden City UT IDR Infiltrator System Inc. Project 2.09% VRDO AMT	1,330,000
5,000,000	VMIG 1*	Salt Lake City UT Rowland Hall St. Mark's Project 2.00% VRDO	5,000,000
		Utah County UT IHC Health Services Inc.:
13,100,000	A-1+	Series B 2.00% VRDO	13,100,000
28,500,000	A-1+	Series C 1.98% VRDO	28,500,000
		Utah State Board of Regents Student Loan Revenue
		AMBAC-Insured:
4,300,000	A-1+	Series C 1.98% VRDO AMT	4,300,000
15,000,000	A-1+	Series L 1.98% VRDO AMT	15,000,000

			154,530,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Virginia - 0.5%
$400,000	Aa2*	Alexandria VA IDA IDR Global Printing Inc. Project 2.09% VRDO AMT	$400,000
3,000,000	A-1+	King George County VA Garnet of VA Inc. Project 2.05% VRDO AMT	3,000,000
1,800,000	Aa2*	Mecklenburg VA IDA Glaize & Brothers LLC 2.09% VRDO AMT	1,800,000
3,000,000	VMIG 1*	Norfolk VA Redevelopment & Housing Authority Old Dominion University Project 2.00% VRDO	3,000,000
6,800,000	VMIG 1*	Richmond VA IDA Richmond SPCA Project 2.00% VRDO	6,800,000
3,300,000	NR†	Rockbridge County VA IDA Des Champs Project 2.05% VRDO AMT	3,300,000
3,065,000	VMIG 1*	University of Virginia University Revenue Series 856 PART 2.03% VRDO	3,065,000
4,400,000	VMIG 1*	Virginia Beach VA Development Authority IMS Gear Project 2.04% VRDO AMT	4,400,000
2,400,000	A-1+	Virginia Port Authority Series SGA-111 MBIA-Insured PART 2.06% VRDO	2,400,000
2,480,000	Aa2*	Virginia Small Business Finance Authority Ennstone Inc. Project 2.04% VRDO AMT	2,480,000

			30,645,000

Washington - 1.8%
7,000,000	A-1+	Energy Northwest WA Electric Revenue Project 3 Series D-3-2 MBIA-Insured 2.00% VRDO	7,000,000
3,095,000	A-1+	Everett WA IDC Elizabeth A. Lynn Trust Project 2.10% VRDO AMT	3,095,000
		King County WA Housing Authority:
6,700,000	F-1+**	Landmark Apartments Project 2.00% VRDO	6,700,000
5,680,000	A-1+	Overlake Project 2.05% VRDO AMT	5,680,000
		King County WA Sewer Revenue Series A:
3,100,000	A-1+	1.98% VRDO	3,100,000
3,000,000	A-1	BANS 1.75% due 1/19/05 TECP	3,000,000
2,130,000	A-1+	Olympia WA EDA Spring Air Northwest Project 2.10% VRDO AMT	2,130,000
5,500,000	A-1+	Washington State EDFA Solid Waste Disposal Waste Management Series C 2.08% VRDO AMT	5,500,000
		Washington State GO:
14,265,000	A-1	MSTC Series 2001-149 FGIC-Insured PART 2.02% VRDO (b)	14,265,000
14,155,000	VMIG 1*	Munitop Series 2001-6 MBIA-Insured PART 1.07% due 1/12/05 VRDO (b)	14,155,000
11,400,000	VMIG 1*	Washington State Health Care Facilities National Healthcare Research & Education 2.00% VRDO	11,400,000
2,000,000	A-1+	Washington State HFA MFH Heatherwood Apartments Project Series A 2.32% VRDO AMT	2,000,000
		Washington State HFC MFH:
5,165,000	VMIG 1*	Olympic Heights Apartments FNMA-Insured 2.00% VRDO	5,165,000
6,810,000	NR†	Series T FNMA/GNMA-Insured PART 2.16% VRDO	6,810,000
2,880,000	VMIG 1*	Valley View Apartments Project 2.00% VRDO	2,880,000
7,500,000	VMIG 1*	Vintage Mountain Vernon Project Series A 2.03% VRDO AMT	7,500,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Washington -1.8% (continued)
$11,710,000	A-1+	Washington State Public Power Supply System Series 93 1.99% VRDO	$11,710,000
		Yakima County WA Public Corp.:
4,300,000	P-1*	Can-Am Milwork Ltd. Project 2.09% VRDO AMT	4,300,000
2,000,000	NR†	Longview Fibre Co. Project 2.15% VRDO AMT	2,000,000

			118,390,000

West Virginia -0.0%
1,100,000	A-1+	Marion County WV Solid Waste Disposal Facilities Granttown Project Series D 2.00% VRDO AMT	1,100,000
1,730,000	NR†	Putnam County WV Solid Waste Disposal FMC Corp. 2.14% VRDO AMT	1,730,000

			2,830,000

Wisconsin - 1.9%
6,300,000	A-1+	Milwaukee County WI Revenue Public Museum 2.00% VRDO	6,300,000
6,100,000	A-1+	Oneida Tribe of Indians HFA 2.00% VRDO	6,100,000
9,700,000	A-1+	University of Wisconsin Hospitals & Clinics Authority Revenue MBIA-Insured 1.98% VRDO	9,700,000
		Wisconsin Center District Tax Revenue:
14,455,000	AAA	MSTC Series 1999-70 FSA-Insured PART 2.02% VRDO	14,455,000
7,000,000	VMIG 1*	Series A 1.98% VRDO	7,000,000
9,200,000	A-1+	Wisconsin State HEFA Wheaton Franciscan Services 1.98% VRDO	9,200,000
		Wisconsin Housing & EDA Home Ownership AMT:
4,835,000	A-1+	Series B 2.00% VRDO AMT	4,835,000
9,175,000	A-1+	Series C FHLB-Insured 1.98% VRDO	9,175,000
8,000,000	A-1+	Series E FHLB-Insured 2.00% VRDO AMT	8,000,000
6,430,000	A-1+	Series I FSA-Insured 1.98% VRDO AMT	6,430,000
		Wisconsin School Districts Cash Flow Management Program COP:
7,025,000	NR†	Series A-1 3.00% due 9/20/05	7,089,931
7,600,000	NR†	Series A-2 3.00% due 9/20/05	7,670,246
		Wisconsin State GO:
7,455,000	A-1	Series 1997-A 1.83% due 3/8/05 TECP	7,455,000
1,046,000	A-1+	Series 1997-B 1.77% due 1/6/05 TECP	1,046,000
4,950,000	A-1+	Series B 1.77% due 1/6/05 TECP	4,950,000
13,000,000	VMIG 1*	Wisconsin State Health Alexian Brothers Series 1988-A 1.76% due 1/6/05 TECP VRDO	13,000,000

			122,406,177

Wyoming - 0.1%
4,800,000	A-1+	Carbon County WY PCR BP Amoco Project 1.80% due 5/1/05	4,800,000

		TOTAL INVESTMENTS -109.5% (Cost - $7,126,261,646***)	7,132,461,646
		Liabilities in Excess of Other Assets - (9.5)%	(620,216,454)

		TOTAL NET ASSETS - 100.0%	$6,512,245,192

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) or a double asterisk (**), which are rated by Moody’s Investors Service or Fitch Ratings, respectively.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.

†	Security has not been rated by either Standard & Poor’s, Moody’s or Fitch. However, the Board of Directors has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 26 through 28 for definitions of ratings and certain abbreviations.

Summary of Investments by Sector**** (unaudited)	December 31, 2004
General Obligation	21.7%
Education	12.4
Hospital	10.2
Water & Sewer	7.7
Transportation	7.3
Finance	6.8
Utilities	5.8
Industrial Development	5.3
Housing: Multi-Family	5.3
Other	17.5

100.0%

****	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — “AA” rated bonds may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to “Aa” rated bonds, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable rate demand obligation (“VRDO”) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch Rating’s highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Abbreviations* (unaudited)

AMBAC	— American Municipal Bond
Assurance Indemnity Corporation
BAN	— Bond Anticipation Notes
CDA	— Community Development Administration
COP	— Certificate of Participation
DFA	— Development Finance Authority
EDA	— Economic Development Authority
EDB	— Economic Development Board
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
EMCP	— Extended Municipal Commercial Paper
ETM	— Escrowed to Maturity
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Federal Security Assurance
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health and Educational Facilities Authority
HEHF	— Health Education and Housing Facilities
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
HFD	— Housing Finance and Development
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue

Abbreviations* (unaudited) (continued)

ISD	— Independent School District
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Security Trust Certificate
MTA	— Metropolitan Transportation Authority
PART	— Partnership Structure
PBA	— Public Building Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranteed
RAN	— Revenue Anticipation Notes
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Agency
STEM	— Short-Term Extendable Maturity
TAN	— Tax Anticipation Notes
TECP	— Tax-Exempt Commercial Paper
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds
TRAN	— Tax and Revenue Anticipation Notes
USD	— United School District
VHA	— Veterans Housing Authority
VRDO	— Variable-Rate Demand Obligation
XLCA	— XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	February 25, 2005